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AMERICA • ASIA PACIFIC • EUROPE

September 3, 2020

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, N.E.

Washington, D.C. 20549

Re: BlackRock U.S. Equity Factor Rotation ETF of BlackRock ETF Trust Securities Act File No. 333-228832

Investment Company Act File No. 811-23402

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus of BlackRock U.S. Equity Factor Rotation ETF (the "Fund"), dated November 27, 2019, as revised August 14, 2020, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on August 17, 2020 (the "497 Filing"). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at

(617) 223-0373.

Very truly yours,

/s/ Louisa Kiu Louisa Kiu

Enclosures

cc:        Janey Ahn

            John A. MacKinnon

            Jesse C. Kean

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